Trade and Other Receivables - Summary of Trade and Other Current Receivables (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Disclousre of Detailed Information about Trade and Other Current Receivables [Line Items]
Third parties	$ 3,467,785			RM 15,266,925	RM 5,065,541
Related party	296,587			1,305,724	0
Less: impairment allowance on trade receivables	(399,236)			(1,757,638)	(1,415,211)
Impairment loss recognised in profit or loss, trade receivables	3,068,549	RM 13,509,287	RM 3,650,330
Net trade receivables	3,365,136			14,815,011	3,650,330
Deposits	44,408			195,507	63,590
Prepayments	6,491			28,578	9,971
Sundry receivables	163,643			720,437	817,093
Total	3,579,678			15,759,533	4,540,984
Beginning balances	321,456	1,415,211
Charge off	77,780	342,427	1,415,211
Ending balance	399,236	RM 1,757,638	RM 1,415,211
Not past due [member]
Disclousre of Detailed Information about Trade and Other Current Receivables [Line Items]
Trade receivables	2,644,798			11,643,721	3,630,571
Past due [member]
Disclousre of Detailed Information about Trade and Other Current Receivables [Line Items]
Trade receivables	$ 1,119,574			RM 4,928,928	RM 1,434,970